Stockholders' Equity (Deficit)	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Stockholders' Equity (Deficit)
Stockholders' Equity (Deficit)

Note 12 — Stockholders’ Deficit

Issuance of Common Stock for Services to Consultants

During the six months ended September 30, 2017, the Company issued 132,930 shares of its common stock valued at $666,001 to various consultants. The Company valued these shares at a price of $5.01 per share, the most recent price of the sale of its common stock near the date of grant.

Issuance of Common Stock for Services to Employees

During the three and six months ended September 30, 2017, the Company issued 0 and 233,334 shares of its common stock valued at $0 and $1,169,000 to certain employees. The Company valued these shares at a price of $5.01 per share, the most recent price of the sale of its common stock near the date of grant.

During the three and six months ended September 30, 2017, the Company recorded $147,325 and $254,617 of expense related to the vested portion of its restricted stock. As of September 30, 2017, the remaining unvested compensation of $914,383 is expected to be recorded over the next two years.

Additional details of the Company’s issuances of its restricted common stock to employees during the six months ended September 30, 2017 are as follows:

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Non-vested March 31, 2017	—	$—
Issued	233,334	5.01
Vested	(25,000)	5.01
Forfeited	—	—
Non-vested, September 30, 2017	208,334	$5.01

Stock Options

On September 1, 2017, Andy Schuon was granted options to purchase 1,000,000 shares of the Company’s common stock at a price of $1.65 per share (the “Schuon Options”). The Schuon Options were granted pursuant to the Company’s 2016 Plan. The first tranche of 833,333 shares underlying the Schuon Options shall vest in one-twelfth increments every three months from the effective date through the end of the three-year term of his employment agreement (the “Service Options”). Such tranche of shares shall become exercisable on the earlier of (i) one year after the date such tranche shall vest, (ii) the second anniversary of the effective date of his employment agreement, or (iii) the earliest date vested equity awards become exercisable or transferable for similarly situated executives of the Company. In the event of a Change of Control (as defined in his employment agreement), any unvested portion of the shares subject to the Service Options shall vest and become exercisable effective immediately prior to such event. The second tranche of 166,667 shares underlying the Schuon Options shall 100% vest if prior to the third anniversary of the effective date of his employment agreement the shares of the Company’s common stock shall have traded at a price of $30.00 per share or more for a period of ninety consecutive trading days during which an average of at least 166,667 shares are traded per day (the “Performance Options”). The aggregate relative fair value of the 1,000,000 stock options issued to the investor was determined to be $4,902,079 using the Black-Scholes-Merton Option Pricing model with the following average assumptions: risk-free interest rate of 2.16%; dividend yield of 0%; volatility rate of 128%; and an expected life of three years (statutory term). During the six months ended September 30, 2017, the Company recorded $358,273 as stock compensation, and $4,543,805 will be recognized in future periods.

On September 1, 2017, Mr. Gold was granted options to purchase 333,334 shares of the Company’s common stock at a price of $1.65 per share (the “Gold Options”). The Gold Options were granted pursuant to the Company’s 2016 Plan. The Gold Options shall vest in increments, with the first tranche of one-twelfth of the shares underlying the Gold Options vesting three months from the effective date of his employment agreement, with an additional one-twelfth of the shares underlying the Gold Options vesting every third month thereafter through the expiration of the three-year term. Each tranche of the Gold Options shall become exercisable on the earlier of (i) one year after the date such portion shall vest, (ii) the second anniversary of the effective date of Mr. Gold’s employment agreement, or (iii) the earliest date vested equity awards become exercisable or transferable for similarly situated executives of the Company. The aggregate relative fair value of the 333,334 stock options issued to the investor was determined to be $1,634,030 using the Black-Scholes-Merton Option Pricing model with the following average assumptions: risk-free interest rate of 2.16%; dividend yield of 0%; volatility rate of 128%; and an expected life of three years (statutory term). During the six months ended September 30, 2017, the Company recorded $134,663 as stock compensation, and $1,499,367 will be recognized in future periods.

On September 7, 2017, Mr. Ellin was granted options to purchase 1,166,667 shares of the Company’s common stock at a price equal to the public offering price set forth on the cover of this prospectus or, if higher, the fair market value of the shares of the Company’s common stock on the date of grant (the “Ellin Options”). The Ellin Options were granted pursuant to the Company’s 2016 Plan. The first tranche of 666,667 shares underlying the Ellin Options (the “Ellin Service Options”) shall vest in one-twelfth increments every three months for a three year period from the effective date of his employment agreement. Each tranche of the Ellin Service Options shall become exercisable one year after the date such tranche shall vest. In the event of a Change of Control (as defined in his employment agreement), any unvested portion of the Ellin Service Options shall vest and become exercisable effective immediately prior to such event. The second tranche of 500,000 shares underlying the Ellin Options shall 100% vest if prior to the third anniversary of the effective date of his employment agreement the shares of the Company’s common stock shall have traded at a price of $30.00 per share or more for a period of 90 consecutive trading days during which an average of at least 166,667 shares are traded per day (the “Ellin Performance Options”). The aggregate relative fair value of the 1,166,667 stock options issued to the investor was determined to be $5,615,522 using the Black-Scholes-Merton Option Pricing model with the following average assumptions: risk-free interest rate of 2.05%; dividend yield of 0%; volatility rate of 128%; and an expected life of three years (statutory term). During the six months ended September 30, 2017, the Company recorded $260,240 as stock compensation, and $5,355,282 will be recognized in future periods.

On September 29, 2017, an employee was granted stock options to purchase 83,333 shares of the Company’s common stock in connection with his employment at an exercise price of $1.65 per share. Such options shall vest as to one-third of the shares underlying the options twelve months after the date of grant, and as to an additional one-third of the shares underlying the options on such date every twelfth month thereafter through the date three years after the date of grant. Each tranche of shares subject to the options shall become exercisable on the earlier of (i) one year after the date such tranche shall vest, (ii) the second anniversary of the date of grant, or (iii) the earliest date vested equity awards become exercisable or transferable for similarly situated executives of the Company. The aggregate relative fair value of the 83,333 stock options issued to the investor was determined to be $408,572 using the Black-Scholes-Merton Option Pricing model with the following average assumptions: risk-free interest rate of 2.33%; dividend yield of 0%; volatility rate of 128%; and an expected life of three years (statutory term). During the six months ended September 30, 2017, the Company recorded $684 as stock compensation, and $407,888 will be recognized in future periods.

The table below summarizes the Company’s stock options activities during the six months ended September 30, 2017:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Balance outstanding, March 31, 2017	—	$—	—
Granted	2,583,333	3.17	9.94
Exercised	—	—	—
Forfeited/expired	—	—	—
Balance outstanding, September 30, 2017	2,583,333	$3.17	9.94
Exercisable, September 30, 2017	—	$—	—

The intrinsic value of the outstanding options on September 30, 2017 is $4,759,998.

Warrants

During the six months ended September 30, 2017, the Company issued warrants along with a series of convertible notes to acquire 290,834 shares of the Company’s common stock valued at $791,576 at an exercise price of $0.03.

During the six months ended September 30, 2017, 340,834 warrants were exercised into 340,834 shares of the Company’s common stock for net proceeds of $10,226.

The table below summarizes the Company’s warrant activities during the six months ended September 30, 2017:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Balance outstanding, March 31, 2017	50,000	$0.030	2.99
Granted	290,834	0.030	3.07
Exercised	(340,834)	0.030	3.06
Forfeited/expired	—	—	—
Balance outstanding, September 30, 2017	—	$—	—
Exercisable, September 30, 2017	—	$—	—

Note 12 — Stockholders’ Equity (Deficit)

Sale of Common Stock or Equity Units

During the year ended March 31, 2017, the Company entered into securities purchase agreements with certain accredited investors, pursuant to which the Company sold an aggregate of 183,333 units at a purchase price of $7.50 per share for $1,375,000 in cash proceeds. Each unit consisted of one share of the Company’s common stock and a warrant to purchase 0.5 (one-half) share of the Company’s common stock, exercisable for a period of three years from the date of original issuance at exercise prices from $0.015 to $0.03 per share.

During the year ended March 31, 2016, the Company entered into securities purchase agreements with accredited investors, pursuant to which the Company agreed to issue an aggregate of 254,167 units at a purchase price of $1.50-3.00 per unit for $612,500 in cash. Each unit consisted of one share of the Company’s common stock and one warrant to purchase a share of the Company’s common stock, exercisable for a period of four years from the date of original issuance at an exercise price of $0.015 per share.

Issuance of Common Stock for Services

During the year ended March 31, 2017, the Company issued 526,240 shares of its common stock valued at $2,279,589 to various consultants, including 33,333 shares to a related party valued at $167,000. The Company valued these shares at prices varying from $1.50 to $5.01 per share based on the most recent prices of the sale of the Company’s common stock near the date of grant.

During the year ended March 31, 2016, the Company issued 600,667 shares of its common stock valued at $856,500 to various consultants and advisory board members. The Company valued these shares at prices varying from $0.75 to $1.50 per share based on the most recent prices of the sale of its common stock on the date of grant.

Warrants

On June 2, 2016, the Company issued warrants to acquire 68,640 shares of the Company’s common stock valued at $341,864 as an inducement to convert a convertible note. These warrants, along with 133,333 warrants issued to the noteholder upon issuance of the note, were exercised during the year ended March 31, 2017, at an exercise price of $0.015 per share, resulting in net proceeds to the Company of $3,030.

In April, 2016, the Company issued warrants to Trinad Capital, a related party, to acquire 1,117,585 shares of the Company’s common stock valued at $1,661,114 at an exercise price of $0.015 to extend the maturity dates of the First and Second Senior Notes. These warrants were exercised during the year ended March 31, 2017, at an exercise price of $0.015 per share, resulting in net proceeds to the Company of $16,764.

During the year ended March 31, 2017, the Company issued warrants to purchase aggregate 861,013 shares of the Company’s common stock along with various convertible notes. These warrants were valued at $676,518 at an exercise price of $0.03.

During the year ended March 31, 2017, the Company issued warrants to purchase 91,667 shares of the Company’s common stock as part of securities purchase agreements.

During the year ended March 31, 2017, warrants to purchase 3,086,931 shares of common stock were exercised, of which 750,000 warrants were exercised on a cashless basis, and the Company received proceeds of $48,123 related to the exercise of the balance of the warrants.

During the year ended March 31, 2016, the Company issued 387,500 shares of the Company’s common stock upon exercise of 387,500 warrants at an exercise price of $0.015 per share, resulting in net proceeds to the Company of $5,813.

The table below summarizes the Company’s warrant activities:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding, April 1, 2016	1,200,000	$0.135	3.21
Granted	387,500	0.015	2.21
Exercised	(387,500)	0.015	4.24
Forfeited/expired	—	—	—
Balance outstanding, March 31, 2016	1,200,000	0.150	4.16
Granted	2,138,904	0.021	2.91
Exercised	(3,288,904)	0.066	3.15
Forfeited/expired	—	—	—
Balance outstanding, March 31, 2017	50,000	$0.030	2.99
Exercisable, March 31, 2017	50,000	$0.030	2.99

Increase of Authorized Common Stock and Creation of Preferred Stock

On August 29, 2016, the Company’s Board of Directors and stockholders approved for the Company to file a Certificate of Amendment to its Articles of Incorporation (the “Certificate”) with the Secretary of State of the State of Nevada, which increased the Company’s authorized capital stock. The Certificate was filed and became effective on September 1, 2016. The Certificate increased the aggregate number of shares of capital stock which the Company has the authority to issue to 501,000,000 shares, consisting of 500,000,000 shares of common stock and 1,000,000 shares of the Company’s preferred stock, $0.001 par value per share (the “preferred stock”).

The Company may issue shares of preferred stock from time to time in one or more series, each of which will have such distinctive designation or title as shall be determined by the Company’s Board of Directors and will have such voting powers, full or limited, or no voting powers, and such preferences and relative, participating, optional or other special rights and such qualifications, limitations or restrictions thereof, as shall be stated in the resolution or resolutions providing for the issue of such class or series of preferred stock as may be adopted from time to time by the Company’s Board of Directors. The Company’s Board of Directors will have the power to increase or decrease the number of shares of preferred stock of any series after the issuance of shares of that series, but not below the number of shares of such series then outstanding. In case the number of shares of any series shall be decreased, the shares constituting such decrease will resume the status of authorized but unissued shares of preferred stock.

While the Company does not currently have any plans for the issuance of preferred stock, the issuance of such preferred stock could adversely affect the rights of the holders of common stock and, therefore, reduce the value of the common stock. It is not possible to state the actual effect of the issuance of any shares of preferred stock on the rights of holders of the common stock until and unless the Company’s Board of Directors determines the specific rights of the holders of the preferred stock; however, these effects may include: restricting dividends on the common stock, diluting the voting power of the common stock, impairing the liquidation rights of the common stock, or delaying or preventing a change in control of the Company without further action by the stockholders.